Equity Compensation and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Schedule of restricted stock units activity
The following table presents information with respect to the Company’s RSUs during the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31, 2021
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	457,376	$24.76	405,806	$25.03	863,182	$24.89
Granted (1)	379,281	16.63	602,156	13.60	981,437	14.77
Settled	(124,497)	25.98	(102,254)	27.62	(226,751)	26.72
Cancelled/forfeited	—	—	—	—	—	—
Outstanding at end of year	712,160	$20.22	905,708	$17.14	1,617,868	$18.50
RSUs vested but not settled at end of year	285,734	$20.89	112,752	$27.86	398,486	$22.86
RSUs unvested at end of year	426,426	$19.77	792,956	$15.62	1,219,382	$17.07

	For the Year Ended December 31, 2020
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	344,933	$30.47	325,332	$27.13	670,265	$28.85
Granted (2)	234,765	19.54	190,800	21.98	425,565	20.63
Settled	(94,822)	30.99	(110,326)	25.93	(205,148)	28.27
Cancelled/forfeited	(27,500)	30.36	—	—	(27,500)	30.36
Outstanding at end of year	457,376	$24.76	405,806	$25.03	863,182	$24.89
RSUs vested but not settled at end of year	290,115	$21.49	102,254	$27.62	392,369	$23.09
RSUs unvested at end of year	167,261	$30.43	303,552	$24.16	470,813	$26.39

	For the Year Ended December 31, 2019
	RSUs With Service Condition	Weighted Average Grant Date Fair Value	RSUs With Market and Service Conditions	Weighted Average Grant Date Fair Value	Total RSUs	Total Weighted Average Grant Date Fair Value
Outstanding at beginning of year:	301,627	$30.27	287,831	$24.85	589,458	$27.62
Granted (3)	115,382	29.41	112,752	27.86	228,134	28.64
Settled	(67,326)	27.71	(72,501)	19.22	(139,827)	23.31
Cancelled/forfeited	(4,750)	30.88	(2,750)	26.85	(7,500)	29.40
Outstanding at end of year	344,933	$30.47	325,332	$27.13	670,265	$28.85
RSUs vested but not settled at end of year	202,433	$30.79	110,326	$25.93	312,759	$29.08
RSUs unvested at end of year	142,500	$30.01	215,006	$27.75	357,506	$28.65

(1)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs. In determining the fair value for 621,312 and 306,134 of these awards granted in 2021, the Company applied: (i) a weighted average volatility estimate of approximately 48% and 54%, which was determined considering historic volatility in the price of the Company’s and its peer group companies common stock over the three and 2.5-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 0.17% and 0.36% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards, respectively. The weighted average grant date fair value for the remaining 53,991 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $18.80. All of the 602,156 RSUs with market and service conditions granted in 2021 are subject to a one-year post-vesting holding requirement. There are no post vesting conditions on the 379,281 RSUs with service conditions granted in 2021.
(2)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs.  In determining the fair value for 301,186 of these awards granted in 2020, the Company applied:  (i) a weighted average volatility estimate of approximately 14%, which was determined considering historic volatility in the price of the Company’s and its peer group companies’ common stock over the three-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 1.36% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards.  The weighted average grant date fair value for the remaining 113,148 and 11,231 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $9.28 and $10.24, respectively. There are no post vesting conditions on these awards.
(3)The weighted average grant date fair value of these awards require the Company to estimate certain valuation inputs. In determining the fair value for 188,127 of these awards granted in 2019, the Company applied: (i) a weighted average volatility estimate of approximately 15%, which was determined considering historic volatility in the price of the Company’s and its peer group companies’ common stock over the three-year period prior to the grant date and the implied volatility of certain exchange-traded options on the Company’s and peer group companies’ common stock at the grant date; and (ii) a weighted average risk-free rate of 2.47% based on the continuously compounded constant maturity treasury rate corresponding to a maturity commensurate with the expected vesting term of the awards. The weighted average grant date fair value for the remaining 40,007 awards with a service condition only was estimated based on the closing price of the Company’s common stock at the grant date of $29.12. There are no post vesting conditions on these awards.
Schedule of restricted stock activity
The following table presents information with respect to the Company’s restricted stock for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
	2021		2020		2019
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)	Shares of Restricted Stock	Weighted Average Grant Date Fair Value (1)
Outstanding at beginning of year:	—	$—	—	$—	—	$—
Granted	—	—	19,888	6.60	103,061	31.32
Vested (2)	—	—	(19,888)	6.60	(103,061)	31.32
Cancelled/forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	—	$—	—	$—

(1) The grant date fair value of restricted stock awards is based on the closing market price of the Company’s common stock at the grant date.
(2) All restrictions associated with restricted stock are removed on vesting.

Schedule of expenses related to equity-based compensation
The following table presents the Company’s expenses related to its equity-based compensation instruments for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
RSUs	$9,043	$6,592	$6,012
Restricted shares of common stock	—	131	3,227
Total	$9,043	$6,723	$9,239

Schedule of expenses related to deferred compensation plans	The following table presents the Company’s expenses related to its Deferred Plans for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
Non-employee directors	$537	$(911)	$663
Total	$537	$(911)	$663

Schedule of aggregate income deferred by participants and associated liability under deferred compensation plans	The following table presents the aggregate amount of income deferred by participants of the Deferred Plans through December 31, 2021 and 2020 that had not been distributed and the Company’s associated liability for such deferrals at December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
(In Thousands)	Undistributed Income Deferred (1)	Liability Under Deferred Plans	Undistributed Income Deferred (1)	Liability Under Deferred Plans
Non-employee directors	$2,687	$2,836	$2,197	$1,809
Total	$2,687	$2,836	$2,197	$1,809

(1)Represents the cumulative amounts that were deferred by participants through December 31, 2021 and 2020, which had not been distributed through such respective date.